Warrants - Warrant Pricing Model (Details)	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Expected warrant life (years)	5 years
Risk-free interest rate	1.04%
Expected volatility	80.23%
Expected dividend yield	0.00%